CONSTRUCTION IN PROGRESS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance beginning	$ 1,676,522	$ 1,368,351
Additions	21,873	241,622	1,191,593	[1]
Transfer to fixed assets	(403,724)	0
Write off	(91,189)	0
Effect of foreign exchange rate changes	16,402	66,549
Balance at December 31, 2012	1,219,884	1,676,522	1,368,351
Plant [Member]
Balance at December 31, 2012	1,219,884
Estimated to complete as of December 31, 2012	$ 0
Estimated time to complete	Temporarily ceased construction

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").